Registration Nos. 033-52154
                                                                       811-07168
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                         ------------------------------



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                           Pre-Effective Amendment No.___                    [ ]


                          Post-Effective Amendment No. 18                    [x]
                                     and/or


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]


                              Amendment No. 19 [x]
                        (Check appropriate box or boxes.)
                       -----------------------------------


                              HENNESSY FUNDS TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               7250 Redwood Blvd.
                                   Suite 200
                               Novato, California                       94945
                            ------------------------                   -------
                     (Address of Principal Executive Offices)         (ZIP Code)

                                 (800) 966-4354
                       -----------------------------------
              (Registrant's Telephone Number, including Area Code)

           Neil J. Hennessy                               Copy to:
        Hennessy Advisors, Inc.                       Richard L. Teigen
          7250 Redwood Blvd.                         Foley & Lardner LLP
               Suite 200                          777 East Wisconsin Avenue
        Novato, California 94945               Milwaukee, Wisconsin 53202-5306
  ----------------------------------           -------------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]     immediately upon filing pursuant to paragraph (b)


[x]     on October 31, 2006 pursuant to paragraph (b)


[ ]     60 days after filing pursuant to paragraph (a)(1)

[ ]     on (date) pursuant to paragraph (a)(1)

[ ]     75 days after filing pursuant to paragraph (a)(2)

[ ]     on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                 HENNESSY FUNDS

                                   PROSPECTUS

                                OCTOBER 31, 2006

                   HENNESSY CORNERSTONE GROWTH FUND, SERIES II
                               FUND SYMBOL: HENLX

                              (HENNESSY FUNDS LOGO)

THE HENNESSY CORNERSTONE GROWTH FUND, SERIES II SEEKS LONG-TERM CAPITAL APPRECIATION. THE FUND INVESTS IN 50 GROWTH-ORIENTED STOCKS SELECTED BY THE CORNERSTONE GROWTH STRATEGY.(R)

CONTENTS

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
                                  OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY INFORMATION                         1
FUND DESCRIPTION AND PERFORMANCE            2
FEES AND EXPENSES                           8
ADDITIONAL INVESTMENT INFORMATION          10
HISTORICAL PERFORMANCE                     10
MANAGEMENT OF THE FUND                     14
SHAREHOLDER INFORMATION                    16
DIVIDENDS, DISTRIBUTIONS AND TAXES         28
FINANCIAL HIGHLIGHTS                       30

           AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND
IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
  OTHER GOVERNMENT AGENCY. FUND PRICES WILL FLUCTUATE AND IT IS POSSIBLE TO LOSE
                                     MONEY.

WWW.HENNESSYFUNDS.COM                                             (800) 966-4354

INTRODUCTION

     This prospectus contains important information about the Hennessy Cornerstone Growth Fund, Series II (the "Fund") that you should know before you invest. The Fund is no-load.

     The Fund utilizes a time-tested stock selection strategy, incorporating sound, proven criteria, such as price-to-sales ratio and stock price appreciation. We manage the Fund with the discipline and consistency of an index fund, never straying from our proven formula. The result is that emotions, hunches and fads play no part in our investment decisions. In short, we do not try to outsmart or time the market because we believe doing so doesn't work.


     Our goal is to provide a product that investors can have confidence in, knowing their money is invested as promised and managed in their best interest. The strategy and performance of the Fund are fully disclosed. We feel it is critical for our clients to understand the strategies, risks and costs of investing, as well as the rewards. With Hennessy, there are never surprises with our investment strategies.


SUMMARY INFORMATION

The table below lists the investment objectives, certain investment characteristics and principal risks of the Fund. Other important characteristics are described in the Fund summary, beginning on page 2.

           INVESTMENT
            OBJECTIVE           MAIN INVESTMENTS             RISKS
-------------------------------------------------------------------------------
     o   Long-term capital     o   Common Stocks     o   Market risk
         appreciation          o   Foreign           o   Formula investing risk
                                   securities        o   Small and medium
                               o   American              sized companies risk
                                   Depository        o   Foreign securities risk
                                   Receipts



SMALL-CAP
BLEND

PRICE-TO-SALES RATIO:


A tool for calculating a stock's valuation relative to other companies. It is calculated by dividing a company's market capitalization by its most recent 12 months of sales.


HENNESSY CORNERSTONE GROWTH FUND, SERIES II

INVESTMENT STRATEGY


The Fund invests in growth-oriented common stocks by utilizing a highly disciplined, quantitative formula known as the Cornerstone Growth Strategy (the "Strategy"). The Strategy has historically selected small-cap companies. From a universe of stocks with market capitalization exceeding $175 million, the Cornerstone Growth Strategy selects the 50 COMMON STOCKS WITH THE HIGHEST ONE-YEAR PRICE APPRECIATION as of the date of purchase that also meet the following criteria:


     1)   PRICE-TO-SALES RATIO BELOW 1.5
          This value criteria helps to uncover relative bargains. The strategy uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company's potential value.

     2)   ANNUAL EARNINGS THAT ARE HIGHER THAN THE PREVIOUS YEAR
          While sales may be the best indicator of a company's value, the strategy considers improvement in long-term earnings beneficial as an indicator of a company's financial strength.

     3) POSITIVE STOCK PRICE APPRECIATION, OR RELATIVE STRENGTH, OVER THE PAST THREE AND SIX-MONTH PERIODS
          Historically, relative strength has been one of the most influential growth variables in predicting which stocks will outperform the market.

-----------------------OBJECTIVE:  Long-term capital appreciation


     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the standard & poor's compustat database that have market capitalization exceeding $175 million. The compustat database is a robust and comprehensive source of data on publicly traded companies, consisting of all the domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1<F1>



     The Fund began utilizing the strategy subsequent to July 1, 2005. At that time, the Fund purchased 50 stocks as dictated by the Strategy, based on information at that time. The Fund's holdings of each stock in its portfolio were initially weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of 50 stocks. Annually, the universe of stocks is re-screened using the Strategy. Stocks meeting the strategy's criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio. The re-screening and rebalance period for the Fund is different than the re-screening and rebalance period of the Hennessy Cornerstone Growth Fund in an effort to create as different a portfolio of stocks as possible. The Hennessy Cornerstone Growth Fund also utilizes the Strategy and is described in a separate prospectus.


1<F1> Although S&P Compustat obtains information for inclusion in or for use in the compustat database from sources which s&p compustat considers reliable, s&p compustat does not guarantee the accuracy or completeness of the compustat database. S&P Compustat makes no warranty, express or implied, as to the results to be obtained by the fund, or any other persons or entity from the use of the compustat database. S&P Compustat makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the compustat database."Standard & Poor" and "S&P" are trademarks of the McGraw-Hill Companies, Inc.the Fund is not sponsored, endorsed, sold or promoted by S&P Compustat and S&P Compustat makes no representation regarding the advisability of investing in the Fund.

THE MARRIAGE OF
VALUE PLUS MOMENTUM INVESTING:

Price-to-Sales = Value

Increase in Earnings and Stock Price = Momentum

     Through this Strategy, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally. However, if the Manager determines that earnings or other information that formed the basis for selecting a stock were false or incorrect, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.


     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it is first used to the extent necessary to meet redemptions. Any remaining cash is invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the portfolio. This investment is made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases are generally made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund meets redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities are based on current portfolio weightings and are made without regard to whether or not a particular security continues to meet the Strategy.


     FOREIGN SECURITIES. The Fund may invest in foreign securities traded in the U.S. and American Depository Receipts, or "ADRs," which are dollar-denominated securities of foreign issuers traded in the U.S. The Fund may invest in ADRs through both sponsored and unsponsored arrangements. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the ADRs. Investments in securities of foreign issuers increase diversification of the Fund's portfolio and may enhance return, but they also involve some special risks, as described under the following "Principal Risks."

AMERICAN DEPOSITORY RECEIPTS:

ADRs represent an ownership interest in a foreign security and are traded on U.S. exchanges. They are generally issued by a U.S. bank as a substitute for direct ownership of the foreign security.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

SMALL AND MEDIUM SIZED COMPANIES RISK: The Fund invests in small and medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

FOREIGN SECURITIES RISK: There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

PERFORMANCE


On July 1, 2005, the Manager purchased the mutual fund investment advisory business of Landis Associates LLC, which was the Fund's investment advisor prior to July 1, 2005. During the time that Landis Associates LLC advised the Fund, the Fund operated under the name "The Henlopen Fund" ("The Henlopen Fund"). The performance of The Henlopen Fund is not relevant to investors because The Henlopen Fund did not utilize the Strategy during that time period. Performance information for the Fund will be included in future prospectuses after it has completed one calendar year of operations under the Manager.


The Hennessy Cornerstone Growth Fund, Series II is NO-LOAD, meaning there are no upfront or deferred sales charges.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)


Maximum sales charge (load)
imposed on purchases                                             None
Maximum deferred sales charge (load)                             None
Maximum sales charge (load) imposed on
reinvested dividends and distributions                           None
Redemption fee (as a percentage of
amount redeemed) - 90 days1<F2>                                 1.50%
Exchange fee (as a percentage of
amount exchanged) - 90 days1<F2>                                1.50%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                                 0.74%
Distribution and Service (12b-1) Fees                            None
Other Expenses                                                  0.51%
                                                                -----
     Shareholder Servicing Fees                      0.10%
     All remaining Other Expenses                    0.41%
Total Annual Fund Operating Expenses                 1.25%

1<F2> This fee is payable to the Fund. The Transfer Agent charges a fee of $15.00 for each wire redemption.


EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

        One Year         Three Years         Five Years          Ten Years
          $127               $397               $686               $1,511

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund will not take a temporary defensive position. The Statement of Additional Information ("SAI") for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE CORNERSTONE GROWTH STRATEGY

     The following charts compare the total return of the Strategy with the returns of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The performance is that of a hypothetical portfolio managed in accordance with the dictates of the Strategy for the historical periods indicated.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; in managing the Fund, the Manager may make limited modifications to the Strategy as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Strategy in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All returns shown reflect reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which, if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

     HENNESSY CORNERSTONE GROWTH FUND, SERIES II STRATEGY


     FOR THE CALENDAR YEAR:
                         1991           1992           1993           1994          1995            1996           1997
                         ----           ----           ----           ----          ----            ----           ----
    CORNERSTONE
GROWTH STRATEGY         71.27%         21.14%         33.81%         -3.96%         46.66%         21.06%         34.63%
  S&P 500 INDEX         30.55%          7.67%          9.99%          1.31%         37.43%         23.07%         33.36%



                         1998        1999        2000      2001          2002       2003         2004        2005*<F3>     Total
                         ----        ----        ----      ----          ----       ----         ----        ---------     -----
    CORNERSTONE
GROWTH STRATEGY          6.11%      28.26%      14.51%      4.43%      -14.99%      88.84%      18.36%        16.70%      383.61%
  S&P 500 INDEX         28.58%      21.04%      -9.10%    -11.89%      -22.10%      28.68%      10.88%         4.91%      194.38%


*<F3> For the period from January 1, 2005 through June 30, 2005, returns are hypothetical. For the period from July 1, 2005 through December 31, 2005, returns are based on actual Fund performance.

                               GROWTH OF $10,000


                    CORNERSTONE GROWTH             S&P 500
     YEAR             FUND, SERIES II               INDEX
     ----             ---------------               -----
     1990               $10,000                    $10,000
     1991               $17,127                    $13,055
     1992               $20,748                    $14,056
     1993               $27,763                    $15,461
     1994               $26,662                    $15,663
     1995               $39,101                    $21,526
     1996               $47,336                    $26,492
     1997               $63,730                    $35,329
     1998               $67,622                    $45,427
     1999               $86,731                    $54,984
     2000               $99,311                    $49,981
     2001              $103,708                    $44,038
     2002               $88,165                    $34,306
     2003              $166,490                    $44,144
     2004              $197,055                    $48,947
     2005              $229,963                    $51,351


                                          1-Year         3-Year         5-Year         10-Year       15-Year
                                          -----          ------         ------         -------       -------
Cornerstone Growth Fund, Series II        16.70%         37.65%         18.29%         19.38%         23.25%
S&P 500 Index                              4.91%         14.39%          0.54%          9.08%         11.52%


                                   Standard Deviation
                                   ------------------
Cornerstone Growth Fund, Series II          26.24%
S&P 500 Index                               17.43%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of the Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, California 94945. The Manager has been providing investment advisory services since 1989. The Manager is also the investment manager for the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc., and the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc. The Manager furnishes the Fund with office space and certain administrative services and provides most personnel needed by the Fund. For its services, the Fund pays an annual management fee, paid monthly, to the Manager equal to 0.74% of its average daily net assets.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager is available in the Fund's annual report to shareholders for its fiscal year ended June 30, 2005.

     Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. Mr. Hennessy is committed to the formula-based investing program utilized by the Fund. Mr. Hennessy has been the President, Chairman, Chief Executive Officer and Portfolio Manager of the Manager, a registered investment advisor, since its organization in 1989. In addition, Mr. Hennessy has been the President of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc. since 1996.

     The SAI for the Fund, which is incorporated by reference into this Prospectus, contains additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


SHAREHOLDER SERVICING AGREEMENT


The Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;
     o    assisting shareholders in processing exchange and redemption requests;
     o assisting shareholders in changing dividend options, account designations and addresses;
     o    responding generally to questions of shareholders; and
     o    providing such other similar services as the Fund may request.

     For such services, the Fund pays an annual service fee to the Manager equal to 0.10% of its average daily net assets.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M., Eastern time/1:00 P.M., Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If reliable market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Reliable market quotations may not be available, for example, if trading in particular securities is halted during the day and not resumed prior to the close of trading on the NYSE, or a security is delisted from a national exchange.

FOR QUESTIONS PLEASE CALL

     THE HENNESSY FUNDS
     1-800-966-4354 or
     1-415-899-1555
     10A.M.-7P.M. Eastern Time
     7A.M.-4P.M. Pacific Time

     US BANK, TRANSFER AGENT FOR
     THE FUNDS
     1-800-261-6950 or
     1-414-765-4124
     9A.M.-8P.M. Eastern Time
     6A.M.-5P.M. Pacific Time

     The Fund will process purchase and redemption orders received by the Fund's transfer agent, U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

ACCOUNT MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by:

     o Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     o Imposing a 1.50% redemption fee on redemptions and exchanges that occur within 90 days of the share purchase.



     The redemption fee applies to all investors, including those in Traditional and Roth IRAs. However, the redemption fee does not apply to shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. Except for shares held by the aforementioned retirement plans, the redemption fee applies to shares held in omnibus accounts at intermediaries, such as broker-dealers and third party administrators. The Fund relies on these intermediaries to determine when a redemption occurs within 90 days of purchase. The right to reject a purchase order applies to any order, including an order placed from an omnibus account. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.


HOW TO PURCHASE SHARES


Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.


     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. Shares of the Fund have not been registered for sale outside of the United States. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

     FOR REGULAR MAIL DELIVERY:              FOR OVERNIGHT DELIVERY:
     Hennessy Funds                          Hennessy Funds
     c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701                            615 East Michigan Street, 3rd Floor
     Milwaukee, WI 53201-0701                Milwaukee, WI 53202-5207

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.


     The Transfer Agent will charge a $25.00 fee against a shareholder's account, in addition to any loss sustained by the Fund, for any payment, check or electronic funds transfer returned to the Transfer Agent.


HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.


     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.


     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

     Hennessy Funds
     c/o U.S. Bank, N.A.
     777 E. Wisconsin Ave.
     Milwaukee, WI 53202
     ABA# 075000022
     Credit: U.S. Bancorp Fund Services LLC
     Account Number: 112-952-137

Further Credit: Hennessy Cornerstone Growth Fund, Series II, shareholder name and account number

CAN I PURCHASE SHARES THROUGH BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     You may also buy, sell and exchange shares of the Fund through other outside broker-dealers that have not made arrangements with the Fund to sell their shares. To place a telephone order, or to inquire about an agreement, broker-dealers should call the Fund at 1-800-966-4354 or 1-415-899-1555.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw any amount over $100.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

YOU MAY INVEST IN THE FUND UNDER THE FOLLOWING PROTOTYPE RETIREMENT PLANS:


     o     COVERDELL EDUCATION SAVINGS ACCOUNT
     o     TRADITIONAL IRA
     o     ROTH IRA
     o     SEP-IRA FOR SOLE PROPRIETORS, PARTNERSHIPS AND CORPORATIONS
     o     SIMPLE-IRA


     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in them. The current annual fee for an IRA is $15 and is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?


You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of your Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether the redemption proceeds are to be sent by mail or wire. The letter should be signed by all shareholders whose names appear on the account registration. If you wish to have the proceeds wired, please give wire instructions. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.


WHEN ARE SIGNATURE GUARANTEES REQUIRED?


To protect the Fund and its shareholders, a signature guarantee is required in the following situations:



     o    The redemption request includes a change of address;
     o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered;
     o The redemption proceeds are to be wire transferred to a bank other than the bank of record;
     o The redemption proceeds are to be sent to an address other than the address of record;
     o    Automated bank information is added or deleted on an account;
     o    Account ownership is changed;
     o    The redemption request is over $100,000;
     o    When adding the telephone redemption option to an existing account; or
     o If a change of address request was received by the Transfer Agent within the past 30 days.



     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.



     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.



     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.


HOW DO I SELL SHARES BY TELEPHONE?


If you completed the "Shareholder Privileges" section of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.


     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must be signed by the registered owner(s) of the shares exactly as the account is required and signature guaranteed, and include the name of the Fund account, the account number and the name of the Fund.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?


Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.



     If you have elected the telephone redemption option on your Account Application, the telephone redemption payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, and credit is available within 2-3 business days.


     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

WHEN WILL I PAY A REDEMPTION FEE?


The Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares held for less than 90 days. This fee will be paid to the Fund to help offset transactions costs. In determining the 90 day holding period, the Fund will use the "first-in, first-out" method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than 90 days, the fee will be assessed. This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. The redemption fee applies to Traditional IRAs and Roth IRAs.


CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

HOW TO EXCHANGE SHARES

You may exchange shares of the Fund for shares of any other fund advised by the Manager any day the Fund and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day; requests received after that time will be processed as of the close of business on the next business day. Please keep in mind that each fund advised by the Manager has a minimum investment of $2,500 when determining the number of shares you want to exchange. Prior to making an exchange into another fund advised by the Manager, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

     You may also exchange shares of the Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with Hennessy Funds Trust, The Hennessy Mutual Funds, Inc., The Hennessy Funds, Inc. or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Fund or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.


     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Exchanges of Fund shares held for less than 90 days will be assessed a 1.50% fee (see "When Will I Pay a Redemption Fee" in the "How To Sell Shares" section above for more details). You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.


HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?


If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?".


SYSTEMATIC CASH WITHDRAWAL PROGRAM


As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program. If you elect this method of redemption, the Fund will send you a check or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the ACH network. The minimum payment amount is $50. You may choose to receive a payment each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.


     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding,"does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.
     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.
     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current NAV, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). The Fund's Strategy may result in annual turnover of greater than 100%, which may cause capital gains that are distributed by the Fund to be treated as short-term capital gains and taxed as ordinary income.

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS


On July 1, 2005, the Manager purchased the mutual fund investment advisory business of Landis Associates, LLC, which was the Fund's investment adviser prior to July 1, 2005. During the time that Landis Associates LLC advised the Fund, the Fund operated under the name "The Henlopen Fund." The information presented is intended to help you understand the financial performance of the Fund. Certain information reflects the financial results for a single fund share. The total returns of the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. However, the total returns for fiscal years 2002 through 2005 are the returns of The Henlopen Fund, which are not relevant to investors in the Fund because The Henlopen Fund did not utilize the Strategy. The information on the following page for prior fiscal years was audited by a different independent registered public accounting firm. The information on the following page for the fiscal year ended June 30, 2006 was audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report dated June 30, 2006, which is available free of charge upon request.


     HENNESSY CORNERSTONE GROWTH FUND, SERIES II

                                                                                YEAR ENDED JUNE 30

                                                    2006           20052<F5>          20042<F5>        20032<F5>          20022<F5>
                                                    ----           ---------          ---------        ---------          ---------
PER SHARE DATA:
Net asset value, beginning of year                 $31.29            $27.69            $18.13            $16.79            $19.15
                                                   ------            ------            ------            ------            ------
     Income from investment operations:
     Net investment gain (loss)1<F4>                (0.07)            (0.14)            (0.23)            (0.16)            (0.18)
     Net realized and unrealized
       gains (losses) on securities                  4.65              3.75              9.79              1.50             (2.14)
                                                   ------            ------            ------            ------            ------
     Total from investment operations                4.58              3.61              9.56              1.34             (2.32)
                                                   ------            ------            ------            ------            ------
     Less Distributions:
     Dividends from net investment income              --             (0.01)               --                --                --
     Dividends from net realized gains              (3.68)               --                --                --             (0.04)
                                                   ------            ------            ------            ------            ------
     Total distributions                            (3.68)            (0.01)               --                --             (0.04)
                                                   ------            ------            ------            ------            ------
     Net asset value, end of year                  $32.19            $31.29            $27.69            $18.13            $16.79
                                                   ------            ------            ------            ------            ------
                                                   ------            ------            ------            ------            ------

TOTAL RETURN                                        16.48%            13.04%            52.73%             7.98%           (12.11)%

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of year (in 000's)          $279,278          $298,969          $347,824           $77,957           $95,317

     Ratio of expenses to average net assets:
          Before expense reimbursement               1.25%             1.33%             1.38%             1.58%             1.39%
          After expense reimbursement                1.25%             1.33%             1.38%             1.58%             1.39%
     Ratio of net investment income
       to average net assets:
          Before expense reimbursement              (0.22%)           (0.49%)           (0.90%)           (1.04%)           (0.98%)
          After expense reimbursement               (0.22%)           (0.49%)           (0.90%)           (1.04%)           (0.98%)
     Portfolio turnover rate                       109.02%           192.24%           113.27%            90.06%           132.21%


1<F4> Net investment loss per share is calculated using average shares outstanding.

2<F5> The financial highlights set forth herein include the historical financial highlights of The Henlopen Fund. On July 1, 2005, Hennessy Advisors, Inc. became the investment advisor to the Fund and the Fund changed its name from "The Henlopen Fund" to "Hennessy Cornerstone Growth Fund, Series II".


PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;
     and;
     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information, and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

Not part of prospectus.

TO LEARN MORE

To learn more about the Fund, you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     The SAI and the Fund's annual and semi-annual reports are available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354 or 1-415-899-1555, or by visiting our website at www.hennessyfunds.com.

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

     Hennessy Funds
     7250 Redwood Blvd.
     Suite 200
     Novato, CA 94945

The general public can review and copy information about the Fund at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund is also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing to:

     Public Reference Section
     Securities and Exchange Commission
     Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission, please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                   PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                                 1-415-899-1555

                             (HENNESSY FUNDS LOGO)

                              WWW.HENNESSYFUNDS.COM

FUND
HENNESSY CORNERSTONE GROWTH FUND, SERIES II

INVESTMENT MANAGER
HENNESSY ADVISORS, INC.
7250 REDWOOD BLVD., SUITE 200
NOVATO, CALIFORNIA 94945
(800) 966-4354

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING
AGENT
U.S. BANCORP FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WISCONSIN 53201-0701
(800) 261-6950

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WISCONSIN 53202

CUSTODIAN
U.S. BANK, N.A.
CUSTODY OPERATIONS
1555 N. RIVERCENTER DRIVE, SUITE 302
MILWAUKEE, WISCONSIN 53212

TRUSTEES
NEIL J. HENNESSY
ROBERT T. DOYLE
J. DENNIS DESOUSA
GERALD P. RICHARDSON

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG, LLP
303 EAST WACKER DRIVE
CHICAGO, ILLINOIS 60601

LEGAL COUNSEL
FOLEY & LARDNER LLP
777 EAST WISCONSIN AVENUE
MILWAUKEE, WISCONSIN 53202-5306

HENNESSY FUNDS TRUST                 Hennessy Cornerstone Growth Fund, Series II
7250 Redwood Blvd., Suite 200        (the "Fund")
Novato, California 94945
Telephone:     1-800-966-4354
               1-415-899-1555



                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 2006


                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Fund ("Fund Prospectus"), dated October 31, 2006. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.

                  The following financial statements are incorporated by reference to the Annual Report, dated June 30, 2006, of Hennessy Funds Trust (File No. 811-07168), as filed with the Securities and Exchange Commission on Form N-CSR on September 8, 2006:


                  Statement of Net Assets
                  Statement of Operations
                  Statements of Changes in Net Assets
                  Financial Highlights
                  Notes to Financial Statements
                  Report of Independent Registered Public Accounting Firm

                  Copies of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

                                TABLE OF CONTENTS

                                                                        Page No.
                                                                        --------

FUND HISTORY AND CLASSIFICATION............................................3

INVESTMENT RESTRICTIONS....................................................3

INVESTMENT CONSIDERATIONS..................................................4

TRUSTEES AND OFFICERS OF THE FUND..........................................6

OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS........................10

MANAGEMENT OF THE FUND....................................................12

PORTFOLIO TRANSACTIONS....................................................15

DISCLOSURE OF PORTFOLIO HOLDINGS..........................................16


PORTFOLIO MANAGER.........................................................18

DETERMINATION OF NET ASSET VALUE..........................................19

PURCHASE OF SHARES........................................................19

AUTOMATIC INVESTMENT PLAN.................................................19

REDEMPTION OF SHARES......................................................20

SYSTEMATIC WITHDRAWAL PLAN................................................20

TAXES.....................................................................21

DESCRIPTION OF SECURITIES RATINGS.........................................21

ANTI-MONEY LAUNDERING PROGRAM.............................................23

OTHER INFORMATION.........................................................23

                  No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Fund Prospectus dated October 31, 2006, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund.


                  This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION

                  The Fund is organized as a separate investment portfolio or series of Hennessy Funds Trust, a Delaware statutory trust (the "Trust"), that was organized on September 17, 1992. Prior to July 1, 2005, both the Trust and the Fund were known as "The Henlopen Fund." The Trust is an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"). The Fund is a diversified portfolio.

                             INVESTMENT RESTRICTIONS

                  FUNDAMENTAL POLICIES. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund's shares present or represented at a shareholder's meeting at which holders of more than 50% of the Fund's outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply to the Fund only at the time an investment is made. A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions.

                  (1) The Fund will not purchase securities on margin, participate in a joint-trading account, sell securities short, or write or invest in put or call options. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the Fund's net assets.

                  (2) The Fund will not borrow money or issue senior securities, except for temporary bank borrowings or for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its total assets. The Fund will not pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of its net assets. The Fund will not purchase securities while it has any outstanding borrowings.

                  (3) The Fund will not lend money, except by purchasing publicly distributed debt securities or entering into repurchase agreements; provided, however, that repurchase agreements maturing in more than seven days plus all other illiquid securities will not exceed 10% of the Fund's total assets. The Fund will not lend its portfolio securities.

                  (4) The Fund will not purchase securities of other investment companies except (a) as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund or (b) securities of registered closed-end investment companies on the open market where no commission or profit results, other than the usual and customary broker's commission and where as a result of such purchase the Fund would hold less than 3% of any class of securities, including voting securities, of any registered closed-end investment company and less than 5% of the Fund's total assets, taken at current value, would be invested in securities of registered closed-end investment companies.

                  (5) The Fund will not make investments for the purpose of exercising control or management of any company.

                  (6) The Fund will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Section 5(b)(1) of the 1940 Act (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purpose of the foregoing limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.)

                  (7) The Fund will not concentrate 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. Government securities, in securities issued by companies engaged in the same industry.

                  (8) The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee of the Fund or an officer, director or other affiliated person of its investment adviser.

                  (9) The Fund will not acquire or retain any security issued by a company if any of the trustees or officers of the Fund, or directors, officers or other affiliated persons of its investment adviser beneficially own more than 0.5% of such company's securities and all of the above persons owning more than 0.5% own together more than 5% of its securities.

                  (10) The Fund will not act as an underwriter or distributor of securities other than shares of the Fund and will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

                  (11) The Fund will not purchase any interest in any oil, gas or any other mineral exploration or development program.

                  (12) The Fund will not purchase or sell real estate or real estate mortgage loans.

                  (13) The Fund will not purchase or sell commodities or commodities contracts, including futures contracts.

                  OTHER INVESTMENT RESTRICTIONS. The following investment restrictions (or operating policies) of the Fund may be changed by the Board of Trustees without shareholder approval.

                  (1) The Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities. "Illiquid securities" are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in "MANAGEMENT OF THE FUND" below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

                  (2) The Fund will not make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

                            INVESTMENT CONSIDERATIONS

                  The Fund Prospectus describes the principal investment strategies and risks of the Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Fund.

                  SPECIAL CONSIDERATION RELATING TO DEPOSITORY RECEIPTS. As noted in the Fund Prospectus, the Fund may invest in the securities of foreign issuers, including American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the investment policies of the Fund, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

                  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the Fund's foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations. Many of the foreign securities held in the form of ADRs by the Fund are not registered with the Securities and Exchange Commission ("SEC"), nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

                  CASH AND SHORT-TERM SECURITIES. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund's investment strategy, or to pay expenses or meet redemption requests. The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

                  Short-term securities in which the Fund may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), U.S. Government securities, repurchase agreements involving such securities and shares of money market mutual funds. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of the Fund's total assets at any time.

                  REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase the security at an agreed time and price. The Fund will not enter into repurchase agreements with entities other than banks or invest over 5% of its net assets in repurchase agreements with maturities of more than seven days. If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund will look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

                  BORROWING. The Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The Fund may borrow for such purposes in an amount up to 5% of its total assets. The borrowing policy is a fundamental policy of the Fund, which cannot be changed without shareholder approval as described in "INVESTMENT RESTRICTIONS" above.

                  Except as otherwise noted, the percentage limitations set forth in this section are not fundamental policies and may be changed without shareholder approval.

                        TRUSTEES AND OFFICERS OF THE FUND


                  As a Delaware statutory trust, the business and affairs of the Fund are managed by its officers under the direction of its Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the current trustees and officers of the Fund are as follows:




                                                                                                   Number of
                                                                                                   Portfolios in       Other
                            Position(s)   Term of Office                                           the Fund Complex    Directorships
Name, Address               Held with the and Length of      Principal Occupation(s)               Overseen by         Held By
and Age                     Fund          Time Served        During Past 5 Years                   Trustee(1)          Trustee
-------                     ----          -----------        -------------------                   ----------          -------
"Disinterested Persons"
J. Dennis DeSousa           Trustee       Indefinite, until  Currently a real estate investor.         6                 None.
Age:  69                                  successor elected
Address:
c/o Hennessy Advisors, Inc.               1 year
7250 Redwood Blvd.
Suite 200
Novato, CA  94945

Robert T. Doyle             Trustee       Indefinite, until  Currently the Sheriff of Marin            6                 None.
Age:  58                                  successor elected  County, California (since 1996) and
Address:                                                     has been employed in the Marin
c/o Hennessy Advisors, Inc.               1 year             County Sheriff's Office in various
7250 Redwood Blvd.                                           capacities since 1969.
Suite 200
Novato, CA  94945

Gerald P. Richardson        Trustee       Indefinite, until  Chief Executive Officer and owner of      6                 None.
Age:  59                                  successor elected  ORBIS Payment Services since January
Address:                                                     2001; and in 2000, Mr. Richardson
c/o Hennessy Advisors, Inc.               1 year             was an independent consultant.
7250 Redwood Blvd.
Suite 200
Novato, CA  94945

--------------
(1) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc. (collectively, the "Hennessy Funds").


                                                                                                   Number of
                                                                                                   Portfolios in       Other
                            Position(s)   Term of Office                                           the Fund Complex    Directorships
Name, Address               Held with the and Length of      Principal Occupation(s)               Overseen by         Held By
and Age                     Fund          Time Served        During Past 5 Years                   Trustee(1)          Trustee
-------                     ----          -----------        -------------------                   ----------          -------
"Interested Persons"
Neil J. Hennessy((2))       Trustee and   Trustee:            President, Chairman, CEO and             6               Director of
Age:  50                    President     --------            Portfolio Manager of Hennessy                            Hennessy
Address:                                  Indefinite, until   Advisors, Inc., the Fund's                               Advisors,
c/o Hennessy Advisors, Inc.                                   successor elected investment adviser,                    Inc.
7250 Redwood Blvd.                                            since 1989; President of The Hennessy
Suite 200                                 1 year              Mutual  Funds, Inc. and The Hennessy
Novato, CA  94945                                             Funds,  Inc. since 1996.
                                          Officer:
                                          --------
                                          1 year term

                                          1 year


Frank Ingarra, Jr. (2)      Assistant     1 year term         Assistant Portfolio Manager for          Not             Not
Age:  34                    Portfolio                         Hennessy Advisors, Inc., the Fund's      applicable.     applicable.
Address:                    Manager and   1 year              investment adviser, from March 2002
c/o Hennessy Advisors, Inc. Vice President                    to the present; from August 2000
7250 Redwood Blvd.                                            through March 2002, Mr. Ingarra was
Suite 200                                                     the head trader for Hennessy Advisors,
Novato, CA  94945                                             Inc.; from August 2002 to the present,
                                                              Mr. Ingarra has been a Vice President
                                                              of The Hennessy Mutual Funds, Inc.
                                                              and The Hennessy Funds, Inc.; and
                                                              from July 1999 through August 2000, Mr.
                                                              Ingarra was the Vice President and
                                                              lead trader for O'Shaughnessy Capital
                                                              Management.

Harry F. Thomas(2)          Chief         1 year term         Chief Compliance Officer for             Not             Not
Age:  59                    Compliance                        Hennessy Advisors, Inc., the Fund's      applicable.     applicable.
Address:                    Officer       1 year              investment adviser, since 2004;
c/o Hennessy Advisors, Inc.                                   retired business executive from 2001
7250 Redwood Blvd.                                            through 2004; director of The Hennessy
Suite 200                                                     Mutual Funds, Inc. and The Hennessy
Novato, CA  94945                                             Funds, Inc. from 2000 to May 2004; and
                                                              Managing Director of Emplifi, Inc., a
                                                              consulting firm, from 1999 through 2001.

--------------
(1) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.
(2) All officers of the Trust and employees of the Manager are interested persons (as defined in the 1940 Act) of the Trust.


                                                                                                   Number of
                                                                                                   Portfolios in       Other
                            Position(s)   Term of Office                                           the Fund Complex    Directorships
Name, Address               Held with the and Length of      Principal Occupation(s)               Overseen by         Held By
and Age                     Fund          Time Served        During Past 5 Years                   Trustee(1)          Trustee
-------                     ----          -----------        -------------------                   ----------          -------

Ana Miner((2))              Vice          1 year term        Has been employed by Hennessy             Not               None.
Age:  48                    President of                     Advisors, Inc., the Fund's investment     applicable.
Address:                    Operations    1 year             adviser, since 1998; from 1990
c/o Hennessy Advisors, Inc.                                  through 1998, Ms. Miner was employed
7250 Redwood Blvd.                                           as an institutional sales assistant
Suite 200                                                    by Merrill Lynch Capital Markets.
Novato, CA  94945

Teresa M. Nilsen(2)         Executive     1 year term        Currently Executive Vice President,       Not             Director of
Age:  40                    Vice                             Chief Financial Officer and Secretary of  applicable.     Hennessy
Address:                    President and 1 year             Hennessy Advisors, Inc., the Fund's                       Advisors,
c/o Hennessy Advisors, Inc. Treasurer                        investment adviser; Ms. Nilsen has been                   Inc.
7250 Redwood Blvd.                                           the corporate secretary and a financial
Suite 200                                                    officer of Hennessy Advisors, Inc. since
Novato, CA  94945                                            1989; Ms. Nilsen has been an officer of
                                                             The Hennessy Mutual Funds, Inc. and The
                                                             Hennessy Funds, Inc. since 1996, and is
                                                             currently Executive Vice President and
                                                             Treasurer.

Daniel B. Steadman(2)       Executive     1 year term        Executive Vice President of Hennessy      Not             Director of
Age:  50                    Vice                             Advisors, Inc., the Fund's investment     applicable      Hennessy
Address:                    President and 1 year             the present; Vice President of                            Advisors,
c/o Hennessy Advisors, Inc. Secretary                        Westamerica Bankfrom 1995 through 2000;                   Inc.
7250 Redwood Blvd.                                           Mr. Steadman has been Executive Vice
Suite 200                                                    President and Secretary of The Hennessy
Novato, CA  94945                                            Mutual Funds, Inc. and The Hennessy
                                                             Funds, Inc. since 2000.

--------------
(1) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.
(2) All officers of the Trust and employees of the Manager are interested persons (as defined in the 1940 Act) of the Trust.


                                                                                                   Number of
                                                                                                   Portfolios in       Other
                            Position(s)   Term of Office                                           the Fund Complex    Directorships
Name, Address               Held with the and Length of      Principal Occupation(s)               Overseen by         Held By
and Age                     Fund          Time Served        During Past 5 Years                   Trustee(1)          Trustee
-------                     ----          -----------        -------------------                   ----------          -------

Tania A. Kelley(2)          Vice          1 year term        Has been employed by Hennessy Advisors,   Not               None.
Age: 41                     President of                     Inc., the Fund's investment adviser,      applicable.
Address:                    Marketing     1 year             since October 2003; Director of Sales and
c/o Hennessy Advisors, Inc.                                  Marketing for Comcast from 2002 through
7250 Redwood Blvd.                                           2003; from 1999 to 2002, Ms. Kelley was
Suite 200                                                    Director of Sales and Marketing for AT&T.
Novato, CA  94945

Brian Peery(2)              Vice          1 year term        Has been employed by Hennessy Advisors,   Not               None.
Age: 37                     President of                     Inc., the Fund's investment adviser,      applicable
Address:                    Sales         1 year             since June 2002; Vice President of
c/o Hennessy Advisors, Inc.                                  Institutional Sales and Senior Analyst
7250 Redwood Blvd.                                           with Brad Peery Inc. from June 2000 to
Suite 200                                                    June 2002; from 1996 to 2002, Mr. Peery
Novato, CA  94945                                            worked for Haywood Securities where he
                                                             was a Vice President.


--------------
(1) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.
(2) All officers of the Trust and employees of the Manager are interested persons (as defined in the 1940 Act) of the Trust.

                  The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Fund's internal controls and to review certain other matters relating to the Fund's independent registered public accounting firm and financial records. The Audit Committee met once during the Fund's fiscal year ended June 30, 2006.


                  The Board of Trustees has no other committees.


                  Pursuant to the terms of an Advisory Agreement (as defined below) with the Trust, the Manager, on behalf of the Fund, pays the compensation of all officers and trustees who are affiliated persons of the Manager. The Fund pays trustees who are not interested persons of the Fund (each, a "Disinterested Trustee") fees for serving as trustees. Specifically, the Fund pays each Disinterested Trustee a $750 fee for each meeting of the Board of Trustees attended. The Fund does not pay any additional compensation for meetings of the Audit Committee. The Fund may reimburse trustees for travel expenses incurred in order to attend meetings. The table below sets forth the compensation paid to each of the current trustees during the fiscal year ended June 30, 2006:



                                                COMPENSATION TABLE

                                                                  Pension or                         Total Compensation
                                              Aggregate      Retirement Benefits  Estimated Annual   from Fund and Fund
                                             Compensation     Accrued As Part of    Benefits Upon     Complex Paid to
        Name of Person, Position            From the Fund      Fund Expenses(1)      Retirement          Trustees(2)
        ------------------------            -------------          ---------         ----------          -----------
"Disinterested Persons"
J. Dennis DeSousa, Trustee                      $3,000                $0                  $0                $16,000
Robert T. Doyle, Trustee                        $3,000                $0                  $0                $16,000
Gerald P. Richardson, Trustee                   $3,000                $0                  $0                $16,000
"Interested Persons"
Neil J. Hennessy, Trustee                           $0                $0                  $0                     $0

--------------
(1)  The Trust does not maintain pension or retirement plans for its trustees.
(2) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.

                  Because the Manager and Administrator (as defined in "MANAGEMENT OF THE FUND" below) perform substantially all of the services necessary for the operations of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Fund for acting as a trustee or officer.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


                  As of September 30, 2006, the officers and trustees of the Fund as a group (eleven persons) owned an aggregate of less than 1% of the then outstanding shares of the Fund.

                  As of September 30, 2006, the following shareholders beneficially owned more than 5% of the then outstanding shares of the Fund:




Name and Address of Beneficial Owner                  Number of Shares             Percent of Class
------------------------------------                  ----------------             ----------------
Charles Schwab & Co. Inc.                                4,717,391(1)               56.99%
Special Custody Account FBO Customers
101 Montgomery Street
San Francisco, CA 94104

National Financial Services Corp.                        1,528,048(1)               18.46%
200 Liberty Street
1 World Financial Center NYSD
New York, NY 10281

--------------
(1) The shares owned by Charles Schwab & Co. Inc. and National Financial Services Corp. were owned of record only.


                  The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each trustee as of December 31, 2005.




                                                                         Aggregate Dollar Range of
                                                                         Equity Securities in All
                                                                           Registered Investment
                                                                       Companies Overseen by Trustee
                                          Dollar Range of Equity         in Family of Investment
      Name of Trustee                     Securities in the Fund               Companies(1)
      ---------------                     ----------------------               ------------
"Disinterested Persons"
J. Dennis DeSousa                                 None                      $10,001 - $50,000

Robert T. Doyle                                   None                      $10,001 - $50,000

Gerald P. Richardson                        $10,001 - $50,000                 Over $100,000

"Interested Persons"

Neil J. Hennessy                            $10,001 - $50,000                 Over $100,000

--------------
(1) There are six portfolios in the fund complex overseen by the trustees: (a) the Fund; (b) the Hennessy Cornerstone Growth Fund, Hennessy Focus 30 Fund and Hennessy Cornerstone Value Fund, series of The Hennessy Mutual Funds, Inc.; and (c) the Hennessy Total Return Fund and Hennessy Balanced Fund, series of The Hennessy Funds, Inc.

                             MANAGEMENT OF THE FUND


                  THE MANAGER. The investment adviser to the Fund is Hennessy Advisors, Inc. (the "Manager"). Pursuant to an investment advisory agreement between the Fund and the Manager (the "Advisory Agreement"), the Manager furnishes continuous investment advisory services and management to the Fund. The Manager is controlled by Neil J. Hennessy, who currently owns 38.6% of the outstanding voting securities of the Manager.


                  Under the Advisory Agreement, the Manager, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization, and pays the salaries and fees of all officers and trustees of the Fund (except the fees paid to trustees who are not officers of the Fund) and bears all sales and promotional expenses of the Fund, including the printing and distribution cost of prospectuses mailed to persons other than existing shareholders. For the foregoing, the Manager receives an annual fee, payable monthly, of 0.74% of the Fund's average daily net assets.

                  The Fund pays all of its expenses not assumed by the Manager including, without limitation, the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the 1940 Act and any amendments thereto, the expenses of registering its shares with the SEC and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of trustee and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, brokerage commissions, and expenses incurred in connection with portfolio transactions. The Fund also pays the fees of trustees who are not officers of the Fund, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, fees and expenses of any custodian or trustees having custody of Fund assets, expenses of calculating the net asset value and repurchasing and redeeming shares, and charges and expenses of dividend disbursing agents, registrars, and share transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems relating thereto.

                  The Manager has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which its shares are qualified for sale. As of the date of this SAI the shares of the Fund are not qualified for sale in any state that imposes an expense limitation. The Fund monitors its expense ratio at least on a monthly basis. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess. In such a situation the monthly payment of the Manager's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit.


                  In addition to any reimbursement required under the most restrictive applicable expense limitation of state securities commissions described above, the Manager has contractually agreed to waive a portion of its fees and/or to reimburse the Fund to the extent necessary to ensure that total annual operating expenses do not exceed 1.25% of the Fund's average daily net assets annually through June 30, 2006. During the fiscal year ended June 30, 2006, the Manager reimbursed the Fund $7,214 pursuant to this expense limitation. This amount is subject to reimbursement by the Fund if requested by the Manager during the next three fiscal years, provided that the aggregate amount actually paid by the Fund towards total annual operating expenses (taking into account the reimbursement) does not exceed the limitation on Fund expenses.

                  For investment advisory services provided by the Manager for the fiscal year ended June 30, 2006, the Fund paid the Manager $2,029,091. Prior to July 1, 2005, the investment adviser to the Fund was Landis Associates LLC ("Landis"). For services provided by Landis for the fiscal years ended June 30, 2005 and 2004, the Fund paid Landis $3,111,485 and $1,904,016, respectively.


                  The Advisory Agreement will remain in effect for a two-year period ending June 9, 2007 and indefinitely thereafter as long as after such two-year period its continuance is specifically approved at least annually, by
(i) the trustees of the Fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund, and (ii) by the vote of a majority of the trustees of the Fund who are not parties to the Advisory Agreement or interested persons of the Manager, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the trustees of the Fund or by vote of a majority of the Fund's shareholders, on sixty days written notice to the Manager, and by the Manager on the same notice to the Fund and that it shall be automatically terminated if it is assigned.

                  The benefits derived by the Manager from soft dollar arrangements are described under the caption "ALLOCATION OF PORTFOLIO BROKERAGE." None of the trustees who are "Disinterested Persons" of the Fund, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                  The Fund has entered into a Servicing Agreement with the Manager (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

          o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their account with the Fund;

          o assisting shareholders in processing exchange and redemption requests;

          o assisting shareholders in changing dividend options, account designations and addresses;

          o    responding generally to questions of shareholders; and

          o    providing such other similar services as the Fund may request.


                  For such services, the Fund will pay an annual fee to the Manager equal to 0.10% of its average daily net assets. For services provided under the Servicing Agreement for the fiscal year ended June 30, 2006, the Fund paid the Manager $274,201.


                  The Servicing Agreement may be terminated by either party thereto upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved with respect to the Fund at least annually by a majority of those trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party.

                  THE ADMINISTRATOR. U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with the Trust (the "Administration Agreement"). The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings); (ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund's other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of the Trust. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

                  For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Fund an annual fee, payable monthly, based on the average daily net assets of all of the funds in the fund complex, which includes the Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund. The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to the Trust.


                  For services provided by the Administrator for the fiscal year ended June 30, 2006 under the Administration Agreement, Fund Accounting Services Agreement, Custodian Agreement and Transfer Agent Agreement, the Fund paid the Administrator $634,136. Prior to July 1, 2005, the administrator to the Fund was Fiduciary Management, Inc., 225 East Mason Street, Milwaukee, Wisconsin 53202. For administrative and fund accounting services provided by Fiduciary Management, Inc. for the fiscal years ended June 30, 2005 and 2004, the Fund paid Fiduciary Management, Inc. $222,193 and $161,170, respectively, pursuant to the old administration agreement (these amounts relate only to the prior administration agreement and do not include amounts paid under the prior servicing agreements for custodian and transfer agent services; if these amounts are included, then the Fund paid $741,674 and $499,905, respectively, for administrative, fund accounting, custodian and transfer agent services for the fiscal years ended June 30, 2005 and 2004).


                  ACCOUNTING SERVICING AGREEMENT. The Administrator also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with the Trust (the "Fund Accounting Servicing Agreement"). The Administrator and its affiliates will be entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."


                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement with the Trust (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund. The Administrator and its affiliates, including the Transfer Agent, will be entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."

                  U.S. Bank, National Association (the "Custodian"), Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund's account, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities. The Administrator and its affiliates, including the Custodian, will be entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."


                  THE DISTRIBUTOR. Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from the Trust, distribution-related services to the Fund in connection with the continuous offering of the Fund's shares. The Distributor may distribute the shares of the Fund through other broker-dealers with which it has entered into agreements.

                  CODE OF ETHICS. The Trust and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

                  PROXY VOTING POLICY. The Fund invests pursuant to an investment formula and as such tends not to be a long-term investor. Additionally, the Fund does not consider matters brought before the shareholders of companies in which the Fund invests to be material to the investment performance of the Fund because the Fund invests pursuant to an investment formula. Accordingly, it is the policy of the Fund not to vote proxies relating to its portfolio securities. Information on how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the Fund's website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

                  Decisions to buy and sell securities for the Fund are made by the Manager subject to review by the Fund's trustees. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Manager to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Manager's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Manager feels that better prices are available from non-principal market makers who are paid commissions directly.

                  In allocating brokerage business for the Fund, the Manager also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Manager believes these services have substantial value, they are considered supplemental to the Manager's own efforts in the performance of its duties under the Advisory Agreement. Other clients of the Manager may indirectly benefit from the availability of these services to the Manager, and the Fund may indirectly benefit from services available to the Manager as a result of transactions for other clients. The Advisory Agreement provides that the Manager may cause the Fund to pay a broker which provides brokerage and research services to the Manager a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Manager's overall responsibilities with respect to the Fund and the other accounts as to which it exercises investment discretion.


                  Brokerage commissions paid by the Fund during the fiscal years ended June 30, 2006, 2005 and 2004 totaled $1,054,090 on total transactions of $607,829,361; $2,442,082 on total transactions of $1,227,811,758; and $1,647,045 on total transactions of $603,031,064, respectively. During the fiscal year ended June 30, 2006, the Fund did not pay any commissions to brokers who provided research services to the Manager.

                  PORTFOLIO TURNOVER. The Fund will generally hold securities for approximately one year irrespective of investment performance. Securities held less than one year may be sold to fund redemption requests. For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust the Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for the Fund to purchase or sell securities. The Fund's portfolio turnover was lower in 2006 than in 2005 and 2004 because the investment strategy utilized by the Manager involves less turnover than the investment strategy utilized by the prior investment adviser.


                  High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "DETERMINATION OF NET ASSET VALUE" and "TAXES" below.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  POLICY. The Board of Trustees has adopted the following policies regarding the disclosure of the portfolio holdings of the Fund:

                  The portfolio holdings information of the Fund shall not be released to individual investors, institutional investors, intermediaries that distribute the fund's shares, rating and ranking organizations, or affiliated persons of the fund or non-regulatory agencies except that:

                  (1) The Fund shall release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor's and Bloomberg. The release of such information shall usually be completed by the Transfer Agent as authorized by an officer of the Trust.

                  (2) By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Trust (all third-party service providers) and the Manager shall have daily regular access to the portfolio holdings information of the Fund. The Transfer Agent shall not release the portfolio holdings information of the Fund to anyone without the written authorization of an officer of the Trust.

                  (3) For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of the Fund. The provision of such trade lists shall be subject to customary broker confidentiality agreements and trading restrictions.

                  (4) The Trust shall release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Trust.

                  (5) An officer of the Trust may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-adviser.

                  (6) The Chief Compliance Officer of the Hennessy Funds may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of the Funds; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Directors.

                  Under no circumstances shall the Trust, the Manager or any officers, trustees or employees of the Fund or the Manager receive any compensation for the disclosure of portfolio holdings information.

                  The above policies may not be modified without approval of the Board of Trustees.

                  PROCEDURE. Each year, the Trust sends a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Fund. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

                                PORTFOLIO MANAGER


                  The sole investment adviser to the Fund is Hennessy Advisors, Inc. Neil J. Hennessy is the portfolio manager ("Portfolio Manager") of the Fund, as well as of The Hennessy Mutual Funds, Inc. and The Hennessy Funds, Inc. As such, Mr. Hennessy has responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of June 30, 2006.




           Number of Other Accounts Managed                       Number of Accounts and Total Assets for
           and Total Assets by Account Type                       Which Advisory Fee is Performance-Based
           --------------------------------                       ---------------------------------------
    Registered         Other Pooled                          Registered          Other Pooled
    Investment          Investment                           Investment           Investment
     Companies           Vehicles       Other Accounts        Companies            Vehicles   Other Accounts
     ---------           --------       --------------        ---------            --------   --------------
         5                  --                --                 --                   --                  --

   $1.91 billion            --                --                 --                   --                  --


                  As indicated above, the Portfolio Manager is responsible for managing other accounts. Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the Portfolio Manager (e.g., cross trades between a Fund and another account and allocation of aggregated trades). However, the use of formula-based investing reduces the risk of those conflicts of interest. Additionally, the Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.


                  The following table outlines the forms of compensation paid to the Portfolio Manager as of June 30, 2006:



                                                             Method Used to Determine Compensation (Including
Form of Compensation            Source of Compensation       Any Differences in Method Between Account Types)
--------------------            ----------------------       ------------------------------------------------
Salary                          Hennessy Advisors, Inc.      The board of directors of Hennessy Advisors, Inc.
                                                             determines Neil J. Hennessy's salary on an annual
                                                             basis, and it is a fixed amount throughout the year.
                                                             It is not based on the performance of the Fund or on
                                                             the value of the assets held in the Fund's portfolios.

Performance Bonus               Hennessy Advisors, Inc.      The board of directors grants to Neil J. Hennessy an
                                                             annual performance bonus equal to 10% of the pre-tax
                                                             profit of Hennessy Advisors, Inc., as computed for
                                                             financial reporting purposes in accordance with
                                                             generally accepted accounting principles.


                  As of June 30, 2006, the dollar range of shares of the Fund beneficially owned by the Portfolio Manager was $10,001-$50,000.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value (or price) per share of the Fund is determined by dividing the total value of the Fund's investments and other assets less any liabilities, by its number of outstanding shares. The net asset value of the Fund normally will be determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.


                  Securities traded on any national securities exchange (other than The NASDAQ Stock Market) will be valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. In the absence of any sale on that date, the most recent bid price is used. Other securities will be valued at the most recent bid price, if market quotations are readily available. Any securities for which there are no readily available market quotations and other assets will be valued at their fair market value as determined in good faith by the trustees.


                               PURCHASE OF SHARES

                  The Fund has adopted procedures pursuant to Rule 17a-7 under the 1940 Act pursuant to which the Fund may effect a purchase and sale transaction with an affiliated person of the Fund (or an affiliated person of such an affiliated person) in which the Fund issues its shares in exchange for securities of a character which is a permitted investment for the Fund. For purposes of determining the number of shares of the Fund to be issued, the securities to be exchanged will be valued in accordance with the requirements of Rule 17a-7.

                            AUTOMATIC INVESTMENT PLAN

                  The Fund offers an Automatic Investment Plan whereby a shareholder may automatically make purchases of Fund shares on a regular, convenient basis ($100 minimum per transaction). Under the Automatic Investment Plan, a shareholder's designated bank or other financial institution debits a preauthorized amount on the shareholder's account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) and applies the amount to the purchase of Fund shares. A shareholder may make automatic withdrawals on any day he or she chooses. If such day is a weekend or holiday, the automatic withdrawal will be made on the next business day. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House ("ACH"). No service fee is currently charged by the Fund for participating in the Automatic Investment Plan. A $25 fee will be imposed by the Transfer Agent if sufficient funds are not available in the shareholder's account at the time of the automatic transaction. If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com.

                  Shareholders should notify the Transfer Agent of any changes to their Automatic Investment Plan at least five calendar days prior to the effective date. The Transfer Agent is unable to debit mutual fund or "pass through" accounts.

                              REDEMPTION OF SHARES

                  The right to redeem shares of the Fund will be suspended for any period during which the NYSE is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which
(a) trading on the NYSE is restricted pursuant to rules and regulations of the SEC, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules and regulations of the SEC, exists as a result of which it is not reasonably practicable for the Fund to dispose of its securities or fairly to determine the value of its net assets.


                  The Fund imposes a 1.50% redemption fee on the value of shares purchased and held for less than 90 days. The redemption fee will not apply to shares purchased through reinvested dividends (dividends and capital gains), shares held in retirement plans and shares redeemed through the Systematic Withdrawal Plan. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund.


                  In calculating whether a redemption of Fund shares is subject to a redemption fee, a shareholder's holdings will be viewed on a "first in/first out" basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the current net asset value of the shares as of the redemption date.

                           SYSTEMATIC WITHDRAWAL PLAN

                  A shareholder who owns Fund shares worth at least $10,000 at the current net asset value may, by completing either the appropriate portion of the share purchase application included in the Fund Prospectus or an application which may be obtained from the Transfer Agent, create a Systematic Withdrawal Plan from which a fixed sum will be paid to the shareholder at regular intervals. To establish the Systematic Withdrawal Plan, the shareholder deposits Fund shares with the Fund and appoints it as agent to effect redemptions of Fund shares held in the account for the purpose of making monthly or quarterly withdrawal payments of a fixed amount to the shareholder out of the account.

                  The minimum amount of a withdrawal payment is $50. These payments will be made from the proceeds of periodic redemption of shares in the account at net asset value. Redemptions will be made monthly or quarterly on any day a shareholder chooses. If that day is a weekend or holiday, such redemption will be made on the next business day. The shareholder may elect to have payments automatically deposited to his or her checking or savings account via wire or Electronic Funds Transfer. The Transfer Agent currently charges a $15.00 fee for each payment of redemption proceeds made by wire. Establishment of a Systematic Withdrawal Plan constitutes an election by the shareholder to reinvest in additional Fund shares, at net asset value, all income dividends and capital gains distributions payable by the Fund on shares held in such account, and shares so acquired will be added to such account. The shareholder may deposit additional Fund shares in his or her account at any time.

                  Withdrawal payments cannot be considered as yield or income on the shareholder's investment, since portions of each payment will normally consist of a return of capital. Depending on the size or the frequency of the disbursements requested, and the fluctuation in the value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account.

                  The shareholder may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Transfer Agent in writing prior to the 15th day of the month preceding the next payment. Shareholders should notify the

Transfer Agent of any other changes to their Systematic Withdrawal Plan at least five calendar days prior to the effective date. The Transfer Agent is unable to debit mutual fund or "pass through" accounts.

                                      TAXES

                  The Fund annually will endeavor to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. The Fund has so qualified in each of its fiscal years. If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

                  Dividends from the Fund's net investment income and distributions from the Fund's net realized short-term capital gains are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), whether received in cash or in additional Fund shares. The 70% dividends-received deduction for corporations will apply to dividends from the Fund's net investment income, subject to proportionate reductions if the aggregate dividends received by the Fund from domestic corporations in any year are less than 100% of the Fund's net investment company taxable distributions.

                  Any dividend or capital gains distribution paid shortly after a purchase of Fund shares will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the Fund shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

                  The Fund may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the Fund with his social security or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

                  This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effects of such laws on an investor. Investors are urged to consult their own tax advisers for a complete review of the tax ramifications of an investment in the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

                  A-1. The highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.

          o    High rates of return on funds employed.

          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                          ANTI-MONEY LAUNDERING PROGRAM

                  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

                                OTHER INFORMATION

                  CAPITAL STRUCTURE. The Fund's authorized capital consists of an unlimited number of shares of beneficial interest, having no par value (the "Shares"). Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of trustees. Consequently, the holders of more than 50% of the Shares voting for the election of trustees can elect all the trustees, and in such event, the holders of the remaining Shares voting for the election of trustees will not be able to elect any persons as trustees. As indicated above, the Fund does not anticipate holding an annual meeting in any year in which the election of trustees is not required to be acted on by shareholders under the 1940 Act.

                  The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

                  Pursuant to the Trust Instrument, the trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

                  The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

                  The Trust Instrument further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  SHAREHOLDER MEETINGS. It is contemplated that the Trust will not hold an annual meeting of shareholders in any year in which the election of trustees is not required to be acted on by shareholders under the 1940 Act. The Trust's Trust Instrument and Bylaws also contain procedures for the removal of trustees by the Trust's shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any trustee or trustees.

                  Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of the Trust shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to the Trust's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                  LEGAL COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Fund.


                  KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm for the Fund. KPMG LLP is responsible for auditing the financial statements of the Fund.

                                     PART C

                                OTHER INFORMATION


Item 23.        Exhibits

           (a) Articles of Incorporation:

                (1) Certificate of Trust.(1)

                (2) Certificate of Amendment to the Certificate of Trust.(3)

                (3) Trust Instrument.(1)

                (4) Amendment to Trust Instrument.(2)

                (5) Amendment to Trust Instrument.(2)

           (b) Bylaws, as amended.(1)

           (c) None.

           (d) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc.(3)

           (e) Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(3)

           (f) None.

           (g) Custody Agreement between Registrant U.S. Bank, National Association.(3)

           (h) Other Material Contracts:

                (1) Fund Administration Servicing Agreement between
                    Registrant and U.S. Bancorp Fund Services, LLC.(3)

                (2) Transfer Agent Agreement between Registrant and U.S. Bancorp
                    Fund Services, LLC.(3)

                (3) Fund Accounting Servicing Agreement between Registrant and
                    U.S. Bancorp Fund Services, LLC.(3)

                (4) Servicing Agreement with Hennessy Advisors, Inc.(3)

                (5) Power of Attorney.(3)

                                    Part C-1

           (i) Opinion of Foley & Lardner LLP.

           (j) Consents of Independent Registered Public Accounting Firms:

                (1) Consent of KPMG LLP.

                (2) Consent of PricewaterhouseCoopers LLP.

           (k) None.

           (l) Subscription Agreement.(1)

           (m) None.

           (n) None.

           (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.(3)
---------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.
(2) Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement. Post-Effective Amendment No. 11 was filed on October 31, 2002 and its accession number is 0000897069-02-00835.
(3) Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

Item 24.        Persons Controlled by or under Common Control with Registrant

                  No person is directly or indirectly controlled by or under common control with Registrant.

Item 25.        Indemnification

                  Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant's Trust Instrument, dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

                                    ARTICLE X
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

                  Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

                                    Part C-2

                  Section 10.2.  Indemnification

                           (a) Subject to the exceptions and limitations
contained in Section 10.2(b) below:

                                    (i) every Person who is, or has been, a
                  Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
a Covered Person:

                                    (i) who shall have been adjudicated by a
                  court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                                    (ii) in the event of a settlement, unless
                  there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                                    (A) by the court or other body approving the settlement;

                                    (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                                    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs,

                                    Part C-3
         executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

                  Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.        Business and Other Connections of Investment Adviser

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.


                                    Part C-4

Item 27.        Principal Underwriters

          a. To the best of the Registrant's knowledge, Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as a principal underwriter for the following other investment companies:


               Advisors Series Trust
               AIP Alternative Strategies Funds
               Allied Asset Advisors Funds
               Alpine Equity Trust
               Alpine Income Trust
               Alpine Series Trust
               Brandes Investment Trust
               Brandywine Blue Fund, Inc.
               Brandywine Fund, Inc.
               Brazos Mutual Funds
               Bridges Investment Fund, Inc.
               Buffalo Balanced Fund, Inc.
               Buffalo Funds
               Buffalo High Yield Fund, Inc.
               Buffalo Large Cap Fund, Inc.
               Buffalo Small Cap Fund, Inc.
               Buffalo USA Global Fund, Inc.
               Country Mutual Funds Trust
               Cullen Funds Trust
               Everest Funds
               FFTW Funds, Inc.
               First American Funds, Inc.
               First American Investment Funds, Inc.
               First American Strategy Funds, Inc.
               Fort Pitt Capital Funds
               Fund*X Variable Annuity Trust
               The Glenmede Fund, Inc.
               The Glenmede Portfolios
               Greenspring Fund
               Guinness Atkinson Funds
               Harding, Loevner Funds, Inc.
               The Hennessy Funds


                                    Part C-5

               Hennessy Mutual Funds, Inc.
               Hotchkis and Wiley Funds
               Intrepid Capital Management Funds Trust
               Jacob Internet Fund Inc.
               The Jensen Portfolio
               Julius Baer Investment Funds
               The Kensington Funds
               Keystone Mutual Funds
               Kiewit Investment Fund L.P.
               Kirr, Marbach Partners Funds, Inc
               LKCM Funds
               Masters' Select Funds
               Matrix Advisors Value Fund, Inc.
               MDT Funds
               Monetta Fund, Inc.
               Monetta Trust
               The MP63 Fund, Inc.
               MUTUALS.com
               Nicholas Equity Income Fund, Inc.
               Nicholas Family of Funds, Inc.
               Nicholas Fund, Inc.
               Nicholas High Income Fund, Inc.
               Nicholas II, Inc.
               Nicholas Limited Edition, Inc.
               Nicholas Money Market Fund, Inc.
               OCM Mutual Fund
               Permanent Portfolio Funds
               Perritt Funds, Inc.
               Perritt MicroCap Opportunities Fund, Inc.
               PRIMECAP Odyssey Funds
               Professionally Managed Portfolios
               Prudent Bear Funds, Inc.
               The Purisima Funds
               Quaker Investment Trust
               Rainier Investment Management Mutual Funds
               The Rockland Fund Trust


                                    Part C-6

               Summit Mutual Funds, Inc.
               Thompson Plumb Funds, Inc.
               TIFF Investment Program, Inc.
               Trust For Professional Managers
               Wexford Trust


          b. To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


              Name and Principal         Position and Offices with        Positions and Offices
              Business Address(1)        Quasar Distributors, LLC         with Registrant
              ----------------           ------------------------         ---------------
              James R. Schoenike         President; Board Member          None
              Andrew M. Strnad           Secretary                        None
              Teresa Cowan               Assistant Secretary              None
              Joe Redwine                Board Member                     None
              Robert Kern                Board Member                     None
              Eric W. Falkeis            Board Member                     None

              ----------------------------
              (1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.


          c. Quasar Distributors, LLC has not yet earned or received any commissions or other compensation, directly or indirectly, from the Fund.

Item 28.        Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant's Custodian; and all other records will be maintained by Registrant's Administrator.

Item 29.        Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.        Undertakings

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                    Part C-7

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 31st day of October, 2006.


                                          HENNESSY FUNDS TRUST
                                          (Registrant)



                                          By:   /s/ Neil J. Hennessy
                                                --------------------------------
                                                Neil J. Hennessy, President

                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                       Name                                        Title                           Date
/s/ Neil J. Hennessy                                 President (Principal                    October 31, 2006
------------------------------                       Executive Officer) and a
Neil J. Hennessy                                     Trustee

Robert T. Doyle*                                     Trustee                                 October 31, 2006

J. Dennis DeSousa*                                   Trustee                                 October 31, 2006

Gerald P. Richardson*                                Trustee                                 October 31, 2006

/s/ Teresa M. Nilsen                                 Executive Vice President and            October 31, 2006
------------------------------                       Treasurer (Principal
Teresa M. Nilsen                                     Financial and Accounting
                                                     Officer)



                                                *By:  /s/ Neil J. Hennessy
                                                      --------------------------
                                                       Neil J. Hennessy
                                                       Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.                  Exhibit Description

               (a) Articles of Incorporation:

                   (1) Certificate of Trust.*

                   (2) Certificate of Amendment to the Certificate of Trust.*

                   (3) Trust Instrument.*

                   (4) Amendment to Trust Instrument.*

                   (5) Amendment to Trust Instrument.*

               (b) Bylaws, as amended.*

               (c) None.

               (d) Investment Advisory Agreement.*

               (e) None.

               (f) None.

               (g) Custody Agreement between Registrant and U.S. Bank, National
                   Association.*

               (h) Other Material Contracts:

                   (1) Fund Administration Servicing Agreement between
                       Registrant and U.S. Bancorp Fund Services, LLC.*

                   (2) Transfer Agent Agreement between Registrant and
                       U.S. Bancorp Fund Services, LLC.*

                   (3) Fund Accounting Servicing Agreement between
                       Registrant and U.S. Bancorp Fund Services, LLC.*

                   (4) Servicing Agreement with Hennessy Advisors, Inc.*

                   (5) Power of Attorney.*

               (i) Opinion of Foley & Lardner LLP.

               (j) Consents of Independent Registered Public Accounting Firms:

                   (1) Consent of KPMG LLP.

                   (2) Consent of PricewaterhouseCoopers LLP.

                                   Exhibit-1

               (k) None.

               (l) Subscription Agreement.*

               (m) None.

               (n) None.

               (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy
                   Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.*
-------------------
*        Previously filed.


                                   Exhibit-2